Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related parties
Schedule of remuneration of members of key management

in EUR k	2018	2019	2020
Short‑term employee benefits	2,354	3,313	4,273
Post‑employment pension and medical benefits	10	10	23
Termination benefits	—	—	565
Share‑based payment transactions	2,893	3,395	1,822
Total compensation to key management	5,257	6,718	6,683